Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Equity [Abstract]
Stockholders' Equity

8. Stockholders’ Equity

Preferred Stock

The Company’s amended and restated certificate of incorporation authorizes the Company to issue a total of 20,000,000 shares of preferred stock. No shares have been issued.

Common Stock

The Company’s amended and restated certificate of incorporation authorizes the Company to issue a total of 100,000,000 shares of common stock. As of March 31, 2015 and December 31, 2014, the Company had an aggregate of 24,269,047 shares of common stock outstanding.

In connection with the Secured Convertible Note to Hankey Capital, the Company issued 6,329,114 common shares as collateral. (See Note 7)

Each share of common stock has the right to one vote. The holders of common stock are also entitled to receive dividends whenever funds are legally available and when declared by the Board of Directors, subject to the prior rights of holders of all classes of stock outstanding having priority rights as to dividends. No dividends have been declared by the Board.

Bone Biologics, Corp.

Notes to Unaudited Condensed Consolidated Financial Statements

Common Stock Warrants

As of March 31, 2015, the Company had outstanding unexercised common stock warrants as follows:

Date Issued	Exercise Price	Number of Shares	Expiration date

2006	$0.17	60,920	October 31, 2016
2009	$0.44	118,383	March 16, 2019
2010	$0.44	254,997	February 4 , 2020
April 2013	$1.00	50,000	April 28, 2020
June 2013	$1.00	50,000	June 4, 2020
September 2013	$1.00	25,000	September 20, 2020
November 2013	$1.00	75,000	November 14, 2020
July 2014	$1.50	166,667	May 30, 2018
July 2014	$1.50	166,667	June 30, 2018
July 2014	$1.00	500,000	June 30, 2018
July 2014	$1.00	46,667	July 2, 2018
July 2014	$0.00	12,625	July 10, 2018
September 2014	$1.62	625,000	August 31, 2021
September 2014	$1.00	699,671	September 18, 2021
September 2014	$1.00	89,588	September 29, 2021
October 2014	$1.00	126,582	October 23, 2017
October 2014	$1.58	3,955,697	October 23, 2017
February 2015	$1.58	699,037	February 14, 2018

Total warrants at March 31, 2015		7,722,501	3.76 years

Agent Warrants

Forefront Capital (“Forefront”) or its designees will receive the Agent Warrant. Such Agent Warrant will be issued at the closing of the Private Placement and shall provide, among other things, that the Agent Warrant shall: (i) be exercisable at the price of the securities (or the exercise price of the securities) issued to the investors in the offering, (ii) expire five (5) years from the date of issuance, (iii) include customary registration rights, including the registration rights provided to the Investors, (iv) contain provisions for cashless exercise and (v) include such other terms that are normal and customary for warrants of this type. In addition, Forefront or its designees will receive an Advisory Warrant equal to 2.0% of the Company’s post-merger and financing fully diluted shares outstanding upon the closing of $2.5 million of investors on which Forefront is eligible to receive compensation.

On February 15, 2015, Forefront was issued a warrant to purchase 699,037 shares of Common Stock which represents 2.0% of the Company’s post-merger fully diluted shares outstanding at $1.58 per share upon expiration of their engagement. The warrants expire in three years from issuance date. The initial fair value of the warrants was estimated at an aggregate value of $363,499, using the Black-Scholes option pricing model with the following assumptions at the date of issuance: expected volatility of 97.76%, risk-free interest rate of 1.10%, contractual term of 3 years and dividend yield of 0%.

No common stock warrants were exercised, or expired during the three months period March 31, 2015 and 2014.

8.  Stockholders’ Equity

Preferred Stock

The Company’s amended and restated certificate of incorporation authorizes the Company to issue a total of 20,000,000 shares of preferred stock. No shares have been issued.

Common Stock

The Company’s amended and restated certificate of incorporation authorizes the Company to issue a total of 100,000,000 shares of common stock. As of December 31, 2014, the Company had an aggregate of 24,269,047 shares of common stock outstanding.

In connection with the Convertible Note to Hankey Capital, Bone issued 6,329,114 common shares as collateral. (See Note 7)

Each share of common stock has the right to one vote. The holders of common stock are also entitled to receive dividends whenever funds are legally available and when declared by the Board of Directors, subject to the prior rights of holders of all classes of stock outstanding having priority rights as to dividends. No dividends have been declared by the Board from inception through December 31, 2014.

Common Stock Warrants

As of December 31, 2014, the Company had outstanding unexercised common stock warrants as follows:

Date Issued	Exercise Price	Number of Shares

2006	$0.17	60,920
2009	$0.44	118,383
2010	$0.44	254,997
2013	$1.00	200,000
2014	$1.00 - $1.62	6,389,164

Total warrants at December 31, 2014		7,023,464

In connection with the Bridge Financings (see Notes 6 and 7), warrants were issued to purchase 200,000 shares of the Company’s common stock at an exercise price of $1.00 per share. The warrants expire in seven years from issuance date and may be exercised for cash or, if the current market price of the Company’s common stock is greater than the per share exercise price, by surrender of a portion of the warrant in a cashless exercise. The initial fair value of the warrant was estimated at an aggregate value of $171,143 using the Black-Scholes option pricing model with a volatility of 109%, a risk free interest rate of 1.10% to 2.11%. The fair value on the warrants was recorded as a debt issuance cost and is being amortized to interest expense over the term of the note.

In connection with a 2014 MTF note, assigned to Orthofix in July 2014, the Company issued a warrant to purchase 166,667 shares of the Company’s common stock at an exercise price of $1.50 per share and 4 year term (See Note 7). The warrants had a fair value of $111,804, calculated using the Black-Scholes option pricing model with a volatility of 109%, a risk free interest rate of 0.79%.

In connection with the Orthofix Subsequent Financing, the Company issued a warrant to purchase 166,667 shares of the Company’s common stock at an exercise price of $1.50 per share and 4 year term (See Note 7). The warrants had a fair value of $116,164, calculated using the Black-Scholes option pricing model with a volatility of 100.83%, a risk free interest rate of 1.66%. The fair value on the warrants was recorded as a debt issuance cost and is being amortized to interest expense over the term of the note.

Extra Warrants

At the closing of the Subsequent Orthofix Shares and Notes, AFH Advisory was entitled to receive the 500,000 Extra Warrants. AFH Advisory has normal and customary piggyback registration rights with respect to the shares of Common Stock issuable upon exercise of the Extra Warrants. The warrants expire on February 2, 2020 and may be exercised for cash or, if the current market price of the Company’s common stock is greater than the per share exercise price, by surrender of a portion of the warrant in a cashless exercise. The initial fair value of the warrants was estimated at an aggregate value of $407,917, using the Black-Scholes option pricing model with the following assumptions at the date of issuance: expected volatility of 109.42%, risk-free interest rate of 2.17%, contractual term of 5 years and dividend yield of 0%. The warrants are classified as permanent equity.

Agent Warrants

Forefront or its designees will receive the Agent Warrant. Such Agent Warrant will be issued at the closing of the Private Placement and shall provide, among other things, that the Agent Warrant shall: (i) be exercisable at the price of the securities (or the exercise price of the securities) issued to the investors in the offering, (ii) expire five (5) years from the date of issuance, (iii) include customary registration rights, including the registration rights provided to the Investors, (iv) contain provisions for cashless exercise and (v) include such other terms that are normal and customary for warrants of this type. In addition, Forefront or its designees will receive an Advisory Warrant equal to 2.0% of the Company’s post-merger and financing fully diluted shares outstanding upon the closing of $2.5 million of investors on which Forefront is eligible to receive compensation.

Forefront was issued a warrant to purchase 46,667 shares of Common Stock at $1.00 per share upon completion of the Orthofix Subsequent Financing. The warrants expire in five years from issuance date and may be exercised for cash or, if the current market price of the Company’s common stock is greater than the per share exercise price, by surrender of a portion of the warrant in a cashless exercise. The initial fair value of the warrants was estimated at an aggregate value of $28,629, using the Black-Scholes option pricing model with the following assumptions at the date of issuance: expected volatility of 109.1%, risk-free interest rate of 0.39%, contractual term of 2.5 years and dividend yield of 0%.

Forefront was issued a warrant to purchase 126,582 shares of Common Stock at $1.00 per share upon completion of the Hankey Capital Secured Term Note. The warrants expire in five years from issuance date and may be exercised for cash or, if the current market price of the Company’s common stock is greater than the per share exercise price, by surrender of a portion of the warrant in a cashless exercise. The initial fair value of the warrants was estimated at an aggregate value of $197,441, using the Black-Scholes option pricing model with the following assumptions at the date of issuance: expected volatility of 101.05%, risk-free interest rate of 1.52%, contractual term of 5 years and dividend yield of 0%.

MTF Short Term 2014 Loan

In further consideration of the MTF 2014 Loan, Bone granted to MTF 625,000 warrants at a strike price of $1.62. The warrants expire in seven years from issuance date and may be exercised for cash or, if the current market price of the Company’s common stock is greater than the per share exercise price, by surrender of a portion of the warrant in a cashless exercise. The initial fair value of the warrants was estimated at an aggregate value of $520,487, using the Black-Scholes option pricing model with the following assumptions at the date of issuance: expected volatility of 113.7%, risk-free interest rate of 0.0117%, contractual term of seven years and dividend yield of 0%. The fair value on the warrants was recorded as a debt issuance cost and amortized to interest expense over the term of the note. For the year ended December 31, 2014, $520,487 of the debt issuance costs was amortized to interest expense as the Note is payable on demand.

Warrants issued to Consultants

On July 11, 2014, the Company granted warrants to purchase up to 12,625 shares of Common Stock of at a strike price of $0.00 per share, with a 4 year term to a consultant. The initial fair value of the warrant was estimated at an aggregate value of $12,625, using the Black-Scholes option pricing model with the following assumptions at the date of issuance: expected volatility of 100.77%, risk-free interest rate of 1.28%, contractual term of 4 years and dividend yield of 0%. The fair value on the warrant was recorded as general and administrative expense upon issuance.

On September 19, 2014, the Company granted warrants to purchase up to 3% of the Company’s fully diluted shares of common stock outstanding as of the date of closing of the Merger totaling 699,671 shares of Common Stock of at a strike price of $1.00 per share, with a 7 year term to a consultant. The warrant will vest over a two-year period from the effective date, with 33.33% of the shares subject to the warrant becoming vested and exercisable on the date that the consulting agreement is executed, 33.33% of the shares subject to the option becoming vested and exercisable on the date that is twelve (12) months after the effective date, and 33.34% of the shares subject to the warrant vesting and becoming exercisable on the date that is twenty four (24) months after the effective date. The initial fair value of the warrant was estimated at an aggregate value of $614,049, using the Black-Scholes option pricing model with the following assumptions at the date of issuance: expected volatility of 113.7%, risk-free interest rate of 2.29%, contractual term of 7 years and dividend yield of 0%. The fair value on the warrant was recorded as general and administrative expense and amortized over the term of the agreement. As of December 31, 2014, total unrecognized consulting cost related to unvested warrants was $324,532. The cost is expected to be recognized over a weighted average period of 1.75 years.

On September 30, 2014, the Company granted warrants to purchase up to 89,588 shares of Common Stock of at a strike price of $1.00 per share, with a 7 year term to a consultant. The initial fair value of the warrants was estimated at an aggregate value of $77,207, using the Black-Scholes option pricing model with the following assumptions at the date of issuance: expected volatility of 108.9%, risk-free interest rate of 2.20%, contractual term of 7 years and dividend yield of 0%. The fair value on the warrant was recorded as general and administrative expense upon issuance.

Secured Term Note and Warrant

In connection with the Hankey Capital Secured Term Note, the Company issued a warrant for 3,955,697 shares of Common Stock at an exercise price per share of $1.58. The Warrant will expire on October 24, 2017. The initial relative fair value of the warrants was estimated at a relative value of $1,434,000, using the Black-Scholes option pricing model with the following assumptions at the date of issuance: expected volatility of 96.77%, risk-free interest rate of 0.82%, contractual term of 3 years and dividend yield of 0%. The fair value on the warrants was recorded as a debt discount and amortized to interest expense over the term of the note.

The total debt discount costs related to our outstanding debt was for the years ended December 31, 2014 and 2013, $437,115 and $67,104, respectively. These costs were amortized to interest expense. The unamortized debt discount at December 31, 2014 was $1,354,806. The cost is expected to be recognized over a period of 2.75 years. The unamortized debt discount at December 31, 2013 was $83,263.